                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6447

                      (Investment Company Act File Number)

                     Federated Fixed Income Securities, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

               Date of Reporting Period: Six months ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Limited Term Fund

Established 1991

A Portfolio of Federated Fixed Income Securities, Inc.

13TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class F Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.97	$9.13	$9.51	$9.30	$9.45	$9.82
Income From Investment Operations:
Net investment income	0.13	0.32	0.41	0.54	0.63	0.57
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)	(0.18)	(0.37)	0.20	(0.14)	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.08	0.14	0.04	0.74	0.49	0.22

Less Distributions:

Distributions from net investment income	(0.14)	(0.30)	(0.42)	(0.53)	(0.64)	(0.59)

Net Asset Value, End of Period	$8.91	$8.97	$9.13	$9.51	$9.30	$9.45

Total Return[1]	0.92%	1.61%	0.44%	8.18%	5.42%	2.31%

Ratios to Average Net Assets:

Expenses	1.10%[2]	1.09%	1.05%	1.18%	1.17%	1.10%

Net investment income	2.95%[2]	3.63%	4.46%	5.25%	6.68%	5.98%

Expense waiver/reimbursement[3]	0.40%[2]	0.33%	0.28%	0.24%	0.40%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$151,236	$194,659	$322,540	$432,539	$114,137	$139,452

Portfolio turnover	9%	60%	38%	24%	30%	29%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.97	$9.13	$9.51	$9.30	$9.45	$9.82
Income From Investment Operations:
Net investment income	0.14	0.34	0.43	0.51	0.64	0.57
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)	(0.19)	(0.38)	0.25	(0.14)	(0.34)

TOTAL FROM INVESTMENT OPERATIONS	0.09	0.15	0.05	0.76	0.50	0.23

Less Distributions:
Distributions from net investment income	(0.15)	(0.31)	(0.43)	(0.55)	(0.65)	(0.60)

Net Asset Value, End of Period	$8.91	$8.97	$9.13	$9.51	$9.30	$9.45

Total Return[1]	0.97%	1.71%	0.54%	8.32%	5.52%	2.42%

Ratios to Average Net Assets:

Expenses	1.00%[2]	0.99%	0.95%	1.02%	1.07%	1.00%

Net investment income	3.05%[2]	3.73%	4.55%	5.59%	6.78%	6.00%

Expense waiver/reimbursement[3]	0.15%[2]	0.08%	0.03%	0.05%	0.15%	0.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$7,508	$8,247	$10,337	$12,609	$7,960	$9,520

Portfolio turnover	9%	60%	38%	24%	30%	29%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--4.3%
		Federal Home Loan Mortgage Corporation--0.2%
$166,332	[1]	FHLMC ARM 606116, 30 Year, 3.195%, 9/1/2019	$170,557
183,469	[1]	FHLMC ARM 785167, 30 Year, 3.191%, 12/1/2018	188,120

		TOTAL	358,677

		Federal National Mortgage Association--4.1%
63,364	[1]	FNMA ARM 112514, 30 Year, 3.500%, 12/1/2020	64,681
921,517	[1]	FNMA ARM 544843, 30 Year, 3.652%, 10/01/2027	938,897
1,882,404	[1]	FNMA ARM 544884, 30 Year, 3.613%, 5/01/2034	1,917,548
2,572,611	[1]	FNMA ARM 556379, 2.629%, 5/01/2040	2,627,274
822,722	[1]	FNMA ARM 556388, 2.649%, 5/01/2040	840,203

		TOTAL	6,388,603

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,710,793)	6,747,280

		ASSET-BACKED SECURITIES--25.1%
		Auto Receivables--8.6%
1,500,000		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	1,495,380
2,000,000		Capital Auto Receivables Asset Trust 2003-3, Class A2A, 2.35%, 10/15/2006	2,002,512
1,000,000		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	986,826
2,000,000	[1]	DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.16%, 5/15/2007	2,000,740
929,228	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	939,394
371,575	[2,3]	Long Beach Acceptance Auto Receivables Trust 2001-1, Class A3, 5.198%, 3/13/2006	372,619
1,500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	1,525,815
1,169,500		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	1,177,961
486,501	[4]	MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	491,441
615,814		Mellon Auto Grantor Trust 2000-2, Class B, 6.67%, 7/15/2007	630,003
3,675	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	3,675
11,609	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	11,609
12,887		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	12,923
2,000,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	1,990,276

		TOTAL	13,641,174

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--3.7%
$1,750,000		Bank One Issuance Trust 2002-A4, Class A4, 2.94%, 6/16/2008	$1,764,560
1,000,000		Capital One Multi Asset Execution 2003-A6, Class A6, 2.95%, 8/17/2009	995,860
2,000,000	[2,3]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	2,050,880
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,039,080

		TOTAL	5,850,380

		Home Equity Loan--7.9%
15,999,779		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	163,838
21,800,000		Asset Backed Funding Certificate 2002-OPT1, Class AIO, 6.00%, 3/25/2005	411,148
754,197	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	720,024
11,550,000		Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004	108,338
190,433	[1]	Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB, 3.85%, 6/25/2028	190,793
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 3/25/2020	995,540
1,758,372	[1]	Fifth Third Home Equity Loan Trust, Class A, 1.34%, 9/20/2023	1,758,372
948,743	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 1.45%, 3/25/2034	949,934
500,000	[2]	First Franklin Nim Trust 2004-FF1, Class N1, 4.50%, 9/25/2005	498,000
601,191	[2]	First Franklin Nim Trust 2004-FFA, Class A, 5.00%, 3/27/2024	600,439
2,200,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	2,044,790
2,000,000		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,624,060
537,367		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	538,307
218,832		NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	48,690
2,000,000		Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%, 5/25/2025	1,971,420

		TOTAL	12,623,693

		Manufactured Housing--1.1%
1,112,834		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,176,521
839,629		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	54,836
500,000	[1]	Vanderbilt Mortgage Finance 1999-A, Class 2B2, 3.70%, 6/7/2016	510,904

		TOTAL	1,742,261

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--1.8%
$19,246,671		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class AIO, 5.00%, 8/15/2025	$288,700
972,845	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	991,349
1,525,991		John Deere Owner Trust 2003-A, Class A2, 1.31%, 1/17/2006	1,525,944

		TOTAL	2,805,993

		Rate Reduction Bond--2.0%
2,284,370		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1, Class A6, 6.38%, 9/25/2008	2,384,700
822,736		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	858,278

		TOTAL	3,242,978

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $41,869,496)	39,906,479

		COLLATERALIZED MORTGAGE OBLIGATIONS--12.0%
		Commercial Mortgage--0.1%
2,400,474		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	104,223

		Federal Home Loan Mortgage Corporation--5.4%
1,249,318		Federal Home Loan Mortgage Corporation, Structured Pass Through, Class A1, 1.582%, 9/15/2008	1,229,618
847,297		Federal Home Loan Mortgage Corporation, Structured Pass Through, Class A2, 1.876%, 3/15/2008	820,309
3,465,923		Federal Home Loan Mortgage Corporation, Structured Pass Through, Class A3, 2.29%, 6/15/2007	3,461,866
1,644,821	[1]	Federal Home Loan Mortgage Corporation, Series 2571, Class FB, 1.45%, 2/15/2018	1,642,157
1,452,889		Federal Home Loan Mortgage Corporation, Series SF1, Class A3, 2.00%, 12/15/2008	1,449,242

		TOTAL	8,603,192

		Federal National Mortgage Association--0.4%
684,093		Federal National Mortgage Association, Series 2002-22, Class PE, 6.50%, 11/25/2030	697,665

		Non-Agency Mortgage--6.1%
3,000,000	[1,2]	Harwood Street Funding I LLC 2001-1A, Class CTF, 2.90%, 9/20/2004	3,003,750
1,706,250	[1]	Impac CMB Trust 2002-7, Class A, 1.52%, 11/25/2032	1,718,535
592,605		Mastr Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	594,804
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$981,560	[1,2,3]	RESI Finance LP 2002-A, Class B3, 2.70%, 10/10/2034	$993,785
90,762	[1,2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.731%, 10/26/2023	69,575
43,743		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	43,770
196,300	[1,2,3]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class B1-4, 3.583%, 1/20/2035	150,476
3,000,000		Washington Mutual 2003-AR9, Class 1A2A, 2.341%, 10/25/2033	2,990,490

		TOTAL	9,565,185

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $19,050,478)	18,970,265

		CORPORATE BONDS--33.2%
		Basic Industries - Chemicals--0.4%
600,000		Praxair, Inc., 2.75%, 6/15/2008	573,144

		Basic Industries - Metals & Mining--0.9%
1,500,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	1,504,335

		Basic Industries - Paper--0.6%
1,000,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	1,024,670

		Capital Goods - Aerospace & Defense--0.3%
550,000		General Dynamics Corp., 2.125%, 5/15/2006	542,949

		Communications - Media & Cable--0.6%
600,000		Comcast Corp., 6.375%, 1/30/2006	632,562
250,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	270,005

		TOTAL	902,567

		Communications - Media Noncable--0.7%
1,000,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	1,064,490

		Communications - Telecom Wireless--1.0%
500,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	519,655
1,000,000	[1,2,3]	Verizon Wireless, Inc., 1.19%, 5/23/2005	999,559

		TOTAL	1,519,214

		Communications - Telecom Wirelines--0.8%
1,150,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	1,210,432

		Consumer Cyclical - Automotive--1.4%
750,000	[4]	DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	775,155
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--continued
$450,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	$457,456
1,000,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	1,053,840

		TOTAL	2,286,451

		Consumer Cyclical - Entertainment--1.1%
850,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	875,933
750,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	792,112

		TOTAL	1,668,045

		Consumer Cyclical - Retailers--2.3%
1,000,000		CVS Corp., 5.625%, 3/15/2006	1,048,170
750,000		Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009	787,837
750,000		Target Corp., 3.375%, 3/1/2008	736,313
1,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	1,021,480

		TOTAL	3,593,800

		Consumer Non-Cyclical - Consumer Products--1.5%
790,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	850,625
600,000		Gillette Co., 2.875%, 3/15/2008	581,610
1,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	978,490

		TOTAL	2,410,725

		Consumer Non-Cyclical - Food/Beverage--1.9%
1,000,000		Diageo Capital PLC, 3.375%, 3/20/2008	979,500
600,000		General Mills, Inc., 3.875%, 11/30/2007	600,060
1,300,000		Kellogg Co., Note, 6.00%, 4/1/2006	1,372,371

		TOTAL	2,951,931

		Consumer Non-Cyclical - Pharmaceuticals--0.7%
1,000,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	1,072,130

		Consumer Non-Cyclical - Supermarkets--1.9%
1,000,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	1,008,790
1,000,000		Kroger Co., Sr. Note, 7.375%, 3/1/2005	1,041,830
975,000		Safeway Inc., 6.15%, 3/1/2006	1,028,011

		TOTAL	3,078,631

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--2.0%
$1,000,000		BP Capital Markets PLC, 2.75%, 12/29/2006	$989,260
1,150,000		ChevronTexaco Corp., 5.70%, 12/1/2008	1,199,784
1,000,000		Conoco, Inc., 5.45%, 10/15/2006	1,052,170

		TOTAL	3,241,214

		Energy - Refining--0.5%
800,000		Valero Energy Corp., 7.375%, 3/15/2006	858,848

		Financial Institutions - Banking--2.3%
450,000		Mellon Funding Corp., 7.50%, 6/15/2005	473,751
1,000,000		PNC Funding Corp., 5.75%, 8/1/2006	1,052,810
1,100,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	1,137,576
1,000,000		Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005	1,058,400

		TOTAL	3,722,537

		Financial Institutions - Brokerage--2.2%
1,000,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	1,038,690
1,250,000	[2,3]	Goldman Sachs Group LP, 6.75%, 2/15/2006	1,331,950
1,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	1,059,850

		TOTAL	3,430,490

		Financial Institutions - Finance Noncaptive--3.2%
500,000		American Express Co., 3.75%, 11/20/2007	501,105
1,000,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	1,058,920
1,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	1,569,690
750,000	[1]	HSB Capital I, Company Guarantee, 2.05%, 7/15/2027	745,800
1,100,000		SLM Corp., 5.625%, 4/10/2007	1,161,017

		TOTAL	5,036,532

		Financial Institutions - Insurance - Life--1.0%
500,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	543,330
1,000,000	[2,3]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	1,058,390

		TOTAL	1,601,720

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institutions - Insurance -- Property & Casualty--1.2%
$1,100,000	[2,3]	Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005	$1,168,904
700,000	[4]	Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	733,467

		TOTAL	1,902,371

		Financial Institutions - REITs--0.3%
500,000		Simon Property Group, Inc., 6.375%, 11/15/2007	536,850

		Foreign-Local-Government--0.3%
500,000	[4]	Ontario, Province of, 2.35%, 6/30/2006	494,625

		Technology--1.8%
1,000,000		Computer Sciences Corp., 7.50%, 8/8/2005	1,059,000
775,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	843,309
1,000,000		Fiserv, Inc., Note, 4.00%, 4/15/2008	986,120

		TOTAL	2,888,429

		Transportation - Services--0.6%
1,000,000		Hertz Corp., 4.70%, 10/2/2006	1,005,130

		Utility - Electric--1.7%
500,000		Alabama Power Co., 2.65%, 2/15/2006	497,745
500,000		FPL Group, Inc., 3.25%, 4/11/2006	503,620
1,000,000		PSEG Power LLC, 6.875%, 4/15/2006	1,067,870
600,000		Pacific Gas & Electric Co., Unsecd. Note, 3.60%, 3/1/2009	578,280

		TOTAL	2,647,515

		TOTAL CORPORATE BONDS (IDENTIFIED COST $52,830,431)	52,769,775

		GOVERNMENT AGENCIES--4.5%
		Federal Home Loan Mortgage Corporation--2.5%
4,000,000	[4]	Federal Home Loan Mortgage Corporation, 2.375%, 4/15/2006	3,976,120

		Federal National Mortgage Association--2.0%
3,250,000		Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006	3,232,873

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,237,759)	7,208,993

		MORTGAGE-BACKED SECURITIES--0.1%
		Government National Mortgage Association--0.1%
90,811		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026 (IDENTIFIED COST $94,074)	99,665

Principal Amount or Shares			Value
		U.S. TREASURY NOTES--10.6%
$3,000,000	[4]	2.125%, 10/31/2004	$3,009,960
4,500,000	[4]	3.25%, 8/15/2007	4,514,760
1,000,000	[4]	3.25%, 8/15/2008	988,120
3,000,000	[4]	3.50%, 11/15/2006	3,048,750
5,000,000	[4]	5.75%, 11/15/2005	5,256,250

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $16,733,963)	16,817,840

		MUTUAL FUNDS--23.1%[5]
297,502		Federated Mortgage Core Portfolio	2,969,071
1,028,032		High Yield Bond Portfolio	6,949,498
3,462,982		Prime Value Obligations Fund, IS Shares	3,462,982
23,264,453		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	23,264,453

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $37,703,772)	36,646,004

		TOTAL INVESTMENTS--112.9% (IDENTIFIED COST $182,230,766)[6]	179,166,301

		OTHER ASSETS AND LIABILITIES - NET--(12.9%)	(20,421,715)

		TOTAL NET ASSETS--100%	$158,744,586

1 Denotes variable rate securities which show current rate and final maturity date.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2004, these securities amounted to $14,964,378 which represents 9.4% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $8,126,563 which represents 5.1% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $182,230,766.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value, including $36,646,004 of investments in affiliated issuers (Note 5) and $22,718,345 of securities loaned (identified cost $182,230,766)		$179,166,301
Cash		87,435
Income receivable		3,435,305
Receivable for investments sold		34,430
Receivable for shares sold		774,880

TOTAL ASSETS		183,498,351

Liabilities:
Payable for shares redeemed	$1,023,163
Income distribution payable	357,037
Payable for collateral due to broker	23,264,453
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	32,673
Payable for Directors'/Trustees' fees	189
Payable for distribution services fee (Note 5)	29,578
Payable for shareholder services fee (Note 5)	34,336
Accrued expenses	12,336

TOTAL LIABILITIES		24,753,765

Net assets for 17,819,225 shares outstanding		$158,744,586

Net Assets Consist of:
Paid in capital		$187,377,774
Net unrealized depreciation of investments		(3,064,465)
Accumulated net realized loss on investments and futures contracts		(25,471,492)
Distributions in excess of net investment income		(97,231)

TOTAL NET ASSETS		$158,744,586

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($151,236,345 ÷ 16,976,429 shares outstanding)		$8.91

Offering price per share (100/99.00 of $8.91)[1]		$9.00

Redemption proceeds per share		$8.91

Class F Shares:
Net asset value per share ($7,508,241 ÷ 842,796 shares outstanding)		$8.91

Offering price per share (100/99.00 of $8.91)[1]		$9.00

Redemption proceeds per share (99.00/100 of $8.91)[1]		$8.82

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (received from affiliated issuers) (Note 5)			$511,873
Interest (including income on securities loaned of $6,985)			3,153,586

TOTAL INCOME			3,665,459

Expenses:
Investment adviser fee (Note 5)		$361,372
Administrative personnel and services fee (Note 5)		95,131
Custodian fees		7,980
Transfer and dividend disbursing agent fees and expenses (Note 5)		107,910
Directors'/Trustees' fees		1,570
Auditing fees		8,910
Legal fees		2,533
Portfolio accounting fees (Note 5)		40,677
Distribution services fee--Class A Shares (Note 5)		432,281
Distribution services fee--Class F Shares (Note 5)		5,830
Shareholder services fee--Class A Shares (Note 5)		216,141
Shareholder services fee--Class F Shares (Note 5)		9,717
Share registration costs		19,170
Printing and postage		21,475
Insurance premiums		893
Taxes		7,807
Miscellaneous		1,460

TOTAL EXPENSES		1,340,857

Waivers/Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(82,910)
Waiver of administrative personnel and services fee	(26,290)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,133)
Waiver of distribution services fee--Class A Shares	(242,078)
Waiver of distribution services fee--Class F Shares	(1,166)

TOTAL WAIVERS AND REIMBURSEMENT		(355,577)

Net expenses			985,280

Net investment income			2,680,179

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized gain of $84,383 from sales of investments in affiliated issuers) (Note 5)			(4,994,507)
Net change in unrealized deppreciation of investments			4,263,429

Net realized and unrealized loss on investments			(731,078)

Change in net assets resulting from operations			$1,949,101

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,680,179	$9,861,555
Net realized loss on investments and futures contracts	(4,994,507)	(4,965,810)
Net change in unrealized appreciation/depreciation of investments	4,263,429	(820,274)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,949,101	4,075,471

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,743,686)	(8,961,700)
Class F Shares	(127,152)	(340,714)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,870,838)	(9,302,414)

Share Transactions:
Proceeds from sale of shares	15,604,261	184,606,897
Net asset value of shares issued to shareholders in payment of distributions declared	2,212,841	7,437,534
Cost of shares redeemed	(61,056,534)	(316,788,209)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,239,432)	(124,743,778)

Change in net assets	(44,161,169)	(129,970,721)

Net Assets:
Beginning of period	202,905,755	332,876,476

End of period (including distributions in excess of net investment income and undistributed net investment income of $(97,231) and $93,428, respectively)	$158,744,586	$202,905,755

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through compilation of a portfolio, the weighted-average duration of which will at all times be limited to three years or less.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

United States government securities, listed corporate bonds, other fixed-income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2004, the Fund had no realized gain/loss on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2004, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$22,718,345	$23,264,453

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at May 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21% 5/25/2029	05/01/2004	$ 753,844

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	05/15/2004	929,083

First Franklin Nim Trust 2004 FF1, Class N1, 4.50%, 9/25/2005	03/31/2004	498,645

First Franklin Nim Trust 2004-FFA, Class A, 5.00%, 3/27/2024	05/27/2004	600,439

Great America Leasing Receivables 2002-1 Class C, 4.91%, 7/15/2007	03/22/2002	972,738

Harwood Street Funding I LLC 2001-1A, Class CTF, 2.90%, 9/20/2004	11/30/2001	3,000,000

Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	05/15/2004	3,675

Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	09/09/1998	11,608

Resecuritization Mortgage Trust 1998-A, Class B3, 7.731%, 10/26/2023	12/12/1999	78,197

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follow:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A	1,000,000,000
Class F	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,652,810	$14,863,497	20,182,688	$182,831,160
Shares issued to shareholders in payment of distributions declared	237,346	2,134,035	796,538	7,210,647
Shares redeemed	(6,625,181)	(59,542,282)	(34,602,279)	(312,877,869)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,735,025)	$(42,544,750)	(13,623,053)	$(122,836,062)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	82,524	$740,764	195,233	$1,775,737
Shares issued to shareholders in payment of distributions declared	8,766	78,806	25,082	226,887
Shares redeemed	(168,333)	(1,514,252)	(432,903)	(3,910,340)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(77,043)	$(694,682)	(212,588)	$(1,907,716)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,812,068)	$(43,239,432)	(13,835,641)	$(124,743,778)

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $182,230,766. The net unrealized depreciation of investments for federal tax purposes was $3,064,465. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $627,534 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,691,999.

At November 30, 2003, the Fund had a capital loss carryforward of $20,488,642 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 97,949

2006	$ 261,311

2007	$3,092,726

2008	$ 1,717,623

2009	$2,001,771

2010	$ 8,377,387

2011	$4,939,875

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

High-Yield Bond Portfolio	$394,933

Federated Mortgage Core Portfolio	$109,191

Prime Value Obligations Fund, IS Shares	$7,749

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (Agreement), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $188 of contingent deferred sales charges relating to redemptions of Class F Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,891, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$8,441,849

Sales	$33,311,810

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Limited Term Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P106
Cusip 31417P205

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

3070201 (7/04)

Federated Investors
World-Class Investment Manager

Federated Limited Term Municipal Fund

Established 1993

A Portfolio of Federated Fixed Income Securities, Inc.

11TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class F Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.90	$9.83	$9.74	$9.56	$9.60	$9.86
Income From Investment Operations:
Net investment income	0.10	0.21	0.26 [1]	0.34	0.39	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)	0.08	0.09 [1]	0.18	(0.04)	(0.26)

TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.29	0.35	0.52	0.35	0.13

Less Distributions:
Distributions from net investment income	(0.10)	(0.22)	(0.26)	(0.34)	(0.39)	(0.39)

Net Asset Value, End of Period	$9.79	$9.90	$9.83	$9.74	$9.56	$9.60

Total Return[2]	(0.06)%	2.92%	3.59%	5.53%	3.75%	1.29%

Ratios to Average Net Assets:

Expenses	0.98%[3]	0.98%	0.98%	0.98%	0.95%	0.90%

Net investment income	2.11%[3]	2.16%	2.58%[1]	3.42%	4.12%	3.94%

Expense waiver/reimbursement[4]	0.14%[3]	0.11%	0.16%	0.28%	0.40%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$190,717	$235,512	$225,572	$148,914	$54,995	$97,612

Portfolio turnover	16%	26%	39%	39%	6%	25%

1 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.90	$9.83	$9.74	$9.56	$9.60	$9.86
Income From Investment Operations:
Net investment income	0.12	0.24	0.28 [1]	0.37	0.42	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)	0.07	0.09 [1]	0.18	(0.04)	(0.26)

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.31	0.37	0.55	0.38	0.15

Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.28)	(0.37)	(0.42)	(0.41)

Net Asset Value, End of Period	$9.79	$9.90	$9.83	$9.74	$9.56	$9.60

Total Return[2]	0.07%	3.18%	3.85%	5.80%	4.01%	1.54%

Ratios to Average Net Assets:

Expenses	0.73%[3]	0.73%	0.73%	0.73%	0.70%	0.65%

Net investment income	2.36%[3]	2.41%	2.85%[1]	3.72%	4.37%	4.18%

Expense waiver/reimbursement[4]	0.29%[3]	0.26%	0.31%	0.43%	0.55%	0.46%

Supplemental Data:

Net assets, end of period (000 omitted)	$25,179	$25,261	$17,416	$18,955	$15,164	$28,006

Portfolio turnover	16%	26%	39%	39%	6%	25%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--97.2%
		Alabama--3.2%
$1,000,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2008	AA/Aa3		$1,074,760
2,865,000		DCH Healthcare Authority, Healthcare Facilities Revenue Bonds, 4.00%, 6/1/2007	A+/A1		2,936,682
405,000		Huntsville, AL, Healthcare Authority, Revenue Bonds, 5.25% (Huntsville Hospital System), 6/1/2005	NR/A2		418,572
945,000		Huntsville, AL, Healthcare Authority, Revenue Bonds, 5.25% (Huntsville Hospital System), 6/1/2006	NR/A2		1,001,029
1,500,000		Mobile, AL, IDB, (1994 Series A), 2.50% TOBs (International Paper Co.), Optional Tender 6/1/2004	BBB/Baa2		1,498,635

		TOTAL			6,929,678

		Arizona--2.7%
2,500,000		Maricopa County, AZ, Pollution Control Corp., (Series 1994D), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		2,495,325
1,000,000		Salt River Project, AZ, Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds, (Series 2002D), 5.00%, 1/1/2007	AA/Aa2		1,064,020
300,000		University Medical Center Corp, AZ, Hospital Revenue Bonds, 5.00% (University of Arizona Medical Center), 7/1/2008	BBB+/A3		317,358
1,000,000	[2,3]	Yavapai, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2008	BBB/NR		1,011,330
1,000,000	[2,3]	Yavapai, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR		1,006,410

		TOTAL			5,894,443

		Arkansas--1.7%
500,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.00% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		500,335
1,475,000		Pulaski County, AR, Hospital Refunding Revenue Bonds, (Series 2002B), 4.25% (Arkansas Children's Hospital), 3/1/2006	A/A2		1,514,412
1,530,000		Pulaski County, AR, Hospital Refunding Revenue Bonds, (Series 2002B), 4.50% (Arkansas Children's Hospital), 3/1/2007	A/A2		1,584,346

		TOTAL			3,599,093

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--5.4%
$1,500,000		California PCFA, Solid Waste Disposal Revenue Bonds, 2.00% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2004	BBB+/NR		$1,499,040
1,500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Insured Series), 5.25% (MBIA Insurance Corp. INS), 5/1/2007	AAA/Aaa		1,612,905
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds, (Series A), 5.50%, 5/1/2005	BBB+/A3		1,033,580
2,000,000		California State, Refunding UT GO Bonds, 5.00%, 2/1/2008	BBB/A3		2,124,360
3,000,000		California State, SAVRs (Series D-4), 05/01/2033	BBB/A3		3,000,000
1,400,000		California State, SAVRs (2003 Series D-5), 05/01/2033	BBB/A3		1,400,000
1,000,000	[2,3]	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 2.9% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2007	BBB/NR		977,790
70,000		Delta Counties, CA, Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998A), 4.85% (GNMA Collateralized Home Mortgage Program COL)/(MBIA Insurance Corp. INS), 12/1/2008	AAA/Aaa		70,904

		TOTAL			11,718,579

		Colorado--2.8%
45,000		Colorado HFA, SFM Revenue Bond, Series C-1, 7.65%, 12/1/2025	NR/Aa2		45,416
275,000		Colorado HFA, Single Family Program Senior Bonds, (Series 1998C-1), 4.70%, 5/1/2020	NR/Aa2		277,951
1,000,000		Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA/Aa2		1,005,760
2,000,000		Countrydale, CO, Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		1,996,260
215,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.00%, 12/1/2004	BBB/Baa3		217,797
305,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.25%, 12/1/2005	BBB/Baa3		315,150
140,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.25%, 12/1/2006	BBB/Baa3		146,286
200,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.25%, 12/1/2007	BBB/Baa3		210,044
1,815,000		Dove Valley Metropolitan District, CO, Refunding UT GO Bonds, 3.30% TOBs (BNP Paribas SA LOC), Mandatory Tender 11/1/2005	AA-/NR		1,850,846

		TOTAL			6,065,510

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Connecticut--0.8%
$1,750,000		Connecticut Development Authority, PCR Bonds, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	AAA/Aaa		$1,735,423

		Florida--6.1%
1,065,000		Escambia County, FL, Health Facilities Authority, Revenue Bonds, (Series 2003A), 5.00% (Ascension Health Credit Group), 11/15/2008	AA/Aa2		1,137,282
4,420,000		Florida State Board of Education Lottery, Revenue Bonds, (Series A), 5.50% (FGIC INS), 7/1/2004	AAA/Aaa		4,437,017
1,355,000	[2,3]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	NR/A3		1,300,678
1,455,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds, (Series 2002B), 3.50% (Adventist Health System), 11/15/2004	A/A3		1,469,550
1,000,000		Lee County, FL, School Board, Refunding Certificate of Participation (Series 1996A), 4.60% (FSA INS)/(Original Issue Yield: 4.65%), 8/1/2004	AAA/Aaa		1,005,750
2,000,000		Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds, (Series 2002A), 5.00% (AMBAC INS), 4/1/2008	AAA/Aaa		2,154,960
1,680,000		Palm Beach County, FL, Health Facilities Authority, Hospital Refunding Revenue Bonds, (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2005	A/NR		1,749,098

		TOTAL			13,254,335

		Georgia--1.4%
1,300,000		Atlanta, GA, UT GO Bonds, 4.50% (MBIA Insurance Corp. INS), 12/1/2004	AAA/Aaa		1,320,800
1,640,000		Decatur County-Bainbridge, GA, IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		1,678,015

		TOTAL			2,998,815

		Idaho--1.3%
2,000,000		Boise City, ID, Housing Authority, Multifamily Housing Revenue Bonds, (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(Key Bank, N.A. LOC) 3/27/2006	NR/A1		2,010,360
225,000		Idaho Health Facilities Authority, Hospital Revenue Bonds, (Series 1998), 4.70% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.75%), 7/15/2004	BBB/NR		225,608
580,000		Idaho Housing Agency, SFM Bonds, (Series B-2), 4.65%, 7/1/2028	NR/Aaa		587,412

		TOTAL			2,823,380

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Illinois--4.5%
$1,730,000		Broadview, IL, Tax Increment Financing Revenue Bonds, 4.60%, 7/1/2004	NR		$1,732,872
85,000		Chicago, IL, SFM, Collateralized SFM Revenue Bonds, (Series 1997B), 5.10% (GNMA Collateralized Home Mortgage Program COL), 9/1/2007	NR/Aaa		85,602
1,000,000		Chicago, IL, Transit Authority, Capital Grant Receipts Revenue Bonds, (Series B), 4.25% (AMBAC INS), 6/1/2008	AAA/Aaa		1,020,460
1,000,000		Chicago, IL, Gas Supply Revenue (Series 2000B), 1.25% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 6/7/2004	A-2/VMIG-1		1,000,000
370,000		Illinois Development Finance Authority, IDB, (Series 1995) Revenue Bonds, 5.80% (Catholic Charities Housing Development Corp.), 1/1/2007	NR		370,418
190,000		Illinois Development Finance Authority, IDB, Mortgage Revenue Refunding Bonds, Series 1997A, 5.20% (MBIA Insurance Corp. INS)/(FHA INS), 7/1/2008	NR/Aaa		198,389
1,000,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), (Series A), 04/01/2032	AAA/Aaa		1,000,000
2,000,000		Illinois Health Facilities Authority, Revenue Bonds, 5.25% (Advocate Healthcare Network)/(Original Issue Yield: 5.33%), 11/15/2006	AA/Aa3		2,125,480
2,000,000		Illinois State, UT GO Bonds (First Series of July 2002), 5.00% (MBIA Insurance Corp. INS), 7/1/2007	AAA/Aaa		2,142,580

		TOTAL			9,675,801

		Indiana--2.3%
1,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds, (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/Baa1		1,032,210
500,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2004	BBB/NR		500,170
1,260,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds, (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2005	NR/Aa3		1,311,937
725,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds, (Series 2001A), 5.50% (Community Foundation of Northwest Indiana), 8/1/2005	BBB-/NR		744,865
295,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 4.50% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 4.53%), 2/15/2005	A/NR		299,381
1,000,000		Lawrenceburg, IN, Pollution Control Revenue Board, PCR Revenue Bonds, (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2		991,200

		TOTAL			4,879,763

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Iowa--0.9%
$1,815,000		Iowa Finance Authority, Iowa State Revolving Fund (Series 2001A), 4.75%, 2/1/2005	AAA/Aaa		$1,856,364

		Kansas--3.5%
1,000,000		Burlington, KS, Refunding Revenue Bonds, (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3		1,033,440
1,000,000		Burlington, KS, Refunding Revenue Bonds, (Series 1998C), 2.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A3		999,940
2,465,000		Johnson County, KS, Unified School District No. 233, Refunding UT GO Bonds, 5.00% (FGIC INS), 3/1/2005	AAA/Aaa		2,532,023
1,155,000		Kansas Development Finance Authority, Revenue Bonds, 5.50% (Sisters of Charity, Leavenworth)/(MBIA Insurance Corp. INS), 12/1/2005	AAA/Aaa		1,219,103
1,000,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds, (Series 1994), 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A2		1,005,680
785,000		Lawrence, KS, Hospital Authority, Hospital Revenue Bonds, 4.00% (Lawrence Memorial Hospital), 7/1/2008	NR/Baa1		808,888
45,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA Collateralized Home Mortgage Program COL), 6/1/2013	NR/Aaa		46,310

		TOTAL			7,645,384

		Kentucky--0.9%
875,000		Kentucky EDFA, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA/Aa2		880,425
1,000,000		Kentucky Housing Corp., Housing Revenue Bonds, (Series 2003F), 1.80%, 1/1/2006	AAA/Aaa		996,020

		TOTAL			1,876,445

		Louisiana--2.8%
1,000,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, Series 2001, 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1		1,043,820
1,000,000		Louisiana State Correctional Facilities Corp., Refunding Lease Revenue Bonds, 5.00% (Radian Asset Assurance INS), 12/15/2004	AA/NR		1,018,700
2,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds, (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		2,028,540
2,000,000		St. Charles Parish, LA, PCR Refunding Bonds, (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		2,035,620

		TOTAL			6,126,680

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Maryland--0.4%
$850,000		Prince Georges County, MD, IDRB (Series 1993), 1.60% TOBs (International Paper Co.), Optional Tender 7/15/2004	BBB/Baa2		$848,555

		Massachusetts--2.7%
2,000,000		Massachusetts HEFA, Revenue Bonds, (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa3		2,004,960
1,115,000		Massachusetts HEFA, Revenue Bonds, (Series C), 5.00% (Milton Hospital), 7/1/2005	BBB+/NR		1,138,928
1,090,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Nuclear Project 5-A, 5.00% (MBIA Insurance Corp. INS), 7/1/2004	AAA/Aaa		1,093,619
1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA Insurance Corp. INS), 7/1/2004	AAA/Aaa		1,003,320
500,000		Massachusetts Water Pollution Abatement Trust Pool, Pool Program Bonds, (Series 8), 5.00%, 8/1/2006	AAA/Aaa		531,215

		TOTAL			5,772,042

		Michigan--5.3%
1,000,000		Detroit, MI, Capital Improvement LT GO Bonds, (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 4/1/2007	AAA/Aaa		1,067,710
1,250,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds, (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		1,329,375
1,810,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds, (Series 2002A), 5.00%, 1/1/2005	AA/A1		1,848,300
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2008	A-/A1		1,056,020
500,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2004	A/A1		507,225
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2007	A/A2		1,071,180
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2006	A/A2		1,059,610
1,000,000		Michigan State Strategic Fund, Revenue Bonds, (Series 2004), 4.75% (NSF International), 8/1/2009	A-/NR		1,050,000
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		1,002,740
1,285,000		Saginaw, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds, (Series 2004G), 4.75% (Covenant Medical Center, Inc.), 7/1/2009	A/NR		1,358,977

		TOTAL			11,351,137

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Minnesota--2.3%
$1,500,000		Maplewood, MN, Healthcare Facility Revenue Bonds, (Series 1996), 5.95% (Healtheast, MN), 11/15/2006	BB/Ba2		$1,501,035
1,530,000		Minneapolis, MN, Healthcare System, Revenue Bonds, (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2007	NR/A3		1,640,527
1,000,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, Healthcare Facility Revenue Bonds, (Series 2003), 4.50% (HealthPartners Obligated Group), 12/1/2006	BBB+/Baa1		1,040,210
750,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, Healthcare Facility Revenue Bonds, (Series 2003), 4.50% (HealthPartners Obligated Group), 12/1/2007	BBB+/Baa1		784,395

		TOTAL			4,966,167

		Missouri--0.7%
960,000		Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue Bonds, Series A, 5.00% (St. Francis Medical Center, MO), 6/1/2007	A/NR		1,023,533
115,000		Kansas City, MO, IDA, PCR Bonds, 6.05% (General Motors Corp.), 4/1/2006	BBB/Baa1		115,074
425,000		West Plains, MO, IDA, Hospital Revenue Bonds, 5.05% (Ozarks Medical Center)/(Original Issue Yield: 5.125%), 11/15/2005	BB+/NR		429,909

		TOTAL			1,568,516

		Nebraska--0.6%
286,903	[2]	Energy America, NE, Gas Supply Revenue Bonds, (Series 1998B), 5.10% (Nebraska Public Gas Agency), 10/15/2005	NR		279,202
1,000,000		Nebraska Public Power District, General Revenue Bonds, (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,031,720

		TOTAL			1,310,922

		Nevada--0.5%
1,000,000		Clark County, NV, Industrial Development Revenue Bonds, (Series 2003D), 3.35% TOBs (Southwest Gas Corp.), Mandatory Tender 9/1/2004	BBB-/Baa2		1,001,300

		New Hampshire--0.9%
2,000,000		New Hampshire Business Finance Authority, Refunding PCR Bonds, 3.50% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2009	NR/Baa1		1,951,160

		New Jersey--0.8%
705,000		New Jersey EDA, Revenue Refunding Bonds, (Series A), 4.00% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 4.10%), 11/1/2009	NR		686,261
1,000,000		New Jersey State Transportation Corp., Certificates of Participation (Series 2000B), 5.50% (AMBAC INS), 9/15/2007	AAA/Aaa		1,085,710

		TOTAL			1,771,971

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--9.4%
$1,000,000		Dutchess County, NY, IDA, Revenue Bonds, 2.80% (Marist College), 7/1/2006	NR/Baa1		$1,004,540
1,110,000		Dutchess County, NY, IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	NR/Baa1		1,110,222
2,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds, (Series 2003A), 3.00%, 6/1/2004	A-/Baa1		2,000,260
1,750,000		Long Island Power Authority, NY, Electric System General Revenue Bonds, (Series 2003A), 4.50%, 6/1/2005	A-/Baa1		1,797,320
1,000,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Bonds, (Series 2003C), 5.00%, 8/1/2006	AA+/Aa2		1,058,640
1,000,000		New York City, NY, UT GO Bonds, (Series 2001F), 5.00%, 8/1/2007	A/A2		1,062,470
1,000,000		New York City, NY, UT GO Bonds, (Series D), 5.00%, 8/1/2006	A/A2		1,055,510
1,000,000		New York City, NY, UT GO Bonds, (Series E), 5.00%, 8/1/2007	A/A2		1,062,470
1,000,000		New York City, NY, UT GO Bonds, (Series G), 5.00%, 8/1/2008	A/A2		1,065,550
1,000,000		New York City, NY, UT GO Bonds, (Series F), 5.00%, 8/1/2008	A/A2		1,065,550
1,620,000		New York State Dormitory Authority, Revenue Bonds, (Series 2003), 4.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2008	NR/Aa3		1,657,730
90,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 71, 4.75%, 10/1/2021	NR/Aa1		91,241
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds, (Series 2002), 5.00% (New York State), 4/1/2006	AA-/A3		2,099,540
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds, (Series 2002), 5.00% (New York State), 4/1/2007	AA-/A3		2,125,800
1,000,000		New York State Urban Development Corp., Revenue Bonds, (Series 2003B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2007	AA/NR		1,064,390
1,025,000		United Nations, NY, Development Corp., Senior Lien Refunding Revenue Bonds, (Series 2004A), 4.00%, 7/1/2007	NR/A3		1,062,556

		TOTAL			20,383,789

		North Carolina--0.7%
1,500,000		North Carolina State, UT GO Bonds, (Series 1997A), 5.20% (Original Issue Yield: 5.35%), 3/1/2013	AAA/Aa1		1,636,905

		North Dakota--0.0%
35,000		North Dakota State HFA, Housing Finance Program Bonds, (Series 1997C), 4.70%, 1/1/2022	NR/Aa2		35,119

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--4.9%
$460,000		Franklin County, OH, Healthcare Facilities, Revenue Refunding Bonds, 5.00% (Ohio Presbyterian Retirement Services), 7/1/2004	BBB/NR		$461,086
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds, (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB/Baa2		3,002,550
345,000		Ohio HFA, Residential Mortgage Revenue Bonds, (Series 1998A-1), 4.90% (GNMA Collateralized Home Mortgage Program COL), 9/1/2025	AAA/Aaa		347,453
1,750,000		Ohio State Air Quality Development Authority, Enviromental Refunding Revenue Bonds, 2.00% TOBs (MeadWestvaco Corp.), Mandatory Tender 11/1/2004	BBB/Baa2		1,749,195
1,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds, (Series 2002A), 2.50% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2004	BB+/Baa2		999,870
2,000,000		Ohio State Revenue, Major New State Infrastructure Revenue Bonds, 5.00%, 6/15/2006	AA/Aa3		2,116,840
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds, (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BB+/Baa3		1,014,500
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds, (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2		997,030

		TOTAL			10,688,524

		Oklahoma--0.5%
1,000,000		Tulsa, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		1,000,299

		Oregon--0.8%
1,000,000		Clackamas County, OR, Hospital Facilities Authority, Revenue Refunding Bonds, (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,051,800
750,000		Port of Portland, OR, 2.55% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2004	BBB/NR		754,350

		TOTAL			1,806,150

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--6.0%
$1,020,000		Commonwealth of Pennsylvania, UT GO Bonds, 5.25%, 10/15/2006	AA/Aa2		$1,093,460
1,420,000		Erie County, PA, UT GO Bonds, 5.25% (AMBAC INS), 9/1/2004	AAA/Aaa		1,434,342
1,075,000		Lebanon County, PA, Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2008	BBB+/Baa1		1,095,866
1,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds, (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		1,009,940
2,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds, (Series 1999B), 5.30% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		2,019,240
315,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, (Series 2001A), 6.00% (Amtrak), 11/1/2005	BBB-/A3		325,612
1,015,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds, (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		1,048,130
1,005,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A/NR		1,092,214
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR		1,024,660
1,000,000		Pennsylvania State, Refunding UT GO Bonds, 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 9/15/2011	AAA/Aaa		1,075,800
1,400,000		Sayre, PA, Healthcare Facilities Authority, Revenue Bonds, (Series 2002A), 5.50% (Guthrie Healthcare System, PA), 12/1/2004	A-/NR		1,425,452
220,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		223,670

		TOTAL			12,868,386

		Rhode Island--0.7%
400,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB/Baa2		410,428
500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB/Baa2		521,770
510,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB/Baa2		540,054

		TOTAL			1,472,252

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		South Carolina--1.9%
$2,000,000		Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds, (Series 2002A), 5.00% (FGIC INS), 1/1/2005	AAA/Aaa		$2,041,600
1,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds, (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		1,022,250
1,000,000		South Carolina Jobs-EDA, Hospital Facilities Revenue Bonds, (Series 2000A), 7.00% (Palmetto Health Alliance), 12/15/2004	BBB/Baa2		1,029,470

		TOTAL			4,093,320

		South Dakota--0.6%
1,255,000		South Dakota State Health & Educational Authority, Revenue Bonds, 4.50% (Avera Health)/(AMBAC INS), 7/1/2005	AAA/Aaa		1,294,971

		Tennessee--1.9%
1,000,000		Carter County, TN, IDB, (Series 1983), 4.15% (Inland Container Corp.), 10/1/2007	BBB/NR		1,026,360
640,000		Knox County, TN, Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds, (Series 2003A), 4.00% (East Tennessee Children's Hospital), 7/1/2006	BBB+/Baa1		659,635
730,000		Montgomery County, TN, HEFA Board, Hospital Revenue Refunding Bonds, 4.65% (Clarksville Regional Hospital)/(Original Issue Yield: 4.75%), 1/1/2005	BBB-/Baa2		740,337
1,605,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 4.50% (Wellmont Health System), 9/1/2006	BBB+/NR		1,648,303

		TOTAL			4,074,635

		Texas--7.4%
3,000,000		Austin, TX, Water and Wastewater System, Refunding Revenue Bonds, (Series 2002A), 5.25% (AMBAC INS), 11/15/2007	AAA/Aaa		3,253,380
1,000,000		Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/2/2006	BBB+/Baa1		1,035,990
2,000,000		Gulf Coast, TX, Waste Disposal Authority, Refunding PCR Bonds, 2.00% TOBs (BP Amoco Corp), Mandatory Tender 10/1/2006	AA+/Aa1		1,986,640
2,500,000		Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds, (Series 1999A), 2.15% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2004	BBB/Baa2		2,497,800
1,500,000		North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor Healthcare System), 5/15/2007	AA-/Aa3		1,611,345
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$1,675,000		Texas State Public Finance Authority, Revenue Financing System Bonds, (Series 2002), 4.50% (Texas Southern University)/(MBIA Insurance Corp. INS), 11/1/2005	NR/Aaa		$1,739,722
2,000,000		Texas Turnpike Authority, Second Tier BANs (Series 2002), 5.00%, 6/1/2008	AA/Aa3		2,152,520
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds, (Series B), 5.50%, 7/15/2007	AAA/Aaa		1,631,010

		TOTAL			15,908,407

		Utah--0.4%
735,000		Intermountain Power Agency, UT, Power Supply Revenue Refunding (Series B) Bonds, 6.00% (MBIA Insurance Corp. INS), 7/1/2006	AAA/Aaa		792,792

		Virginia--1.7%
1,000,000		Chesterfield County, VA, IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,033,750
1,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds, (Series 2000A), 2.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2007	BBB+/A3		972,770
1,000,000		Louisa, VA, IDA, Solid Waste & Sewer Disposal Revenue Bonds, (Series 2001 A), 2.30% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2007	NR/A3		974,900
750,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds, (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/ (Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1		737,160

		TOTAL			3,718,580

		Washington--2.4%
2,035,000		Washington State, Refunding UT GO Bonds, (Series R-2000A), 5.00%, 1/1/2005	AA/Aa1		2,078,061
2,000,000		Washington State, Refunding UT GO Bonds, 5.25%, 9/1/2005	AA/Aa1		2,088,480
1,000,000		Washington State, Various Purpose Refunding UT GO Bonds, (Series R-2003A), 3.50% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		1,025,050

		TOTAL			5,191,591

		Wisconsin--1.6%
1,030,000		Green Bay, WI, Area Public School District, Refunding UT GO Bonds, 5.10%, 4/1/2007	NR/Aa2		1,081,304
965,000		Pleasant Prairie, WI, Water & Sewer System, BANs, 4.00%, 10/1/2007	NR/A3		1,005,646
1,245,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.00% (Wheaton Franciscan Services), 8/15/2005	A/A2		1,290,953

		TOTAL			3,377,903

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wyoming--1.8%
$1,500,000		Albany County, WY, PCR Bonds, (Series 1985), 2.55% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2004	BBB/NR		$1,499,070
2,500,000		Lincoln County, WY, PCR Refunding Bonds, (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	A/A3		2,416,300

		TOTAL			3,915,370

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $208,325,335)			209,880,456

		SHORT-TERM MUNICIPALS--2.1%
		Arizona--1.1%
1,150,000		Prescott, AZ, IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,150,000
1,150,000		Prescott, AZ, IDA, (Series B) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,150,000

		TOTAL			2,300,000

		Michigan--1.0%
2,200,000		Jackson County, MI, Economic Development Corp., (Series 2001A) Daily VRDNs (Vista Grande Villa)/(Lasalle Bank, N.A. LOC)	A-1/NR		2,200,000

		Texas--0.0%
100,000		Harris County, TX, HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		100,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			4,600,000

		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $212,925,335)[4]			214,480,456

		OTHER ASSETS AND LIABILITIES - NET--0.7%			1,415,982

		TOTAL NET ASSETS--100%			$215,896,438

Securities that are subject to federal alternative minimum tax (AMT) represent 13.4% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. at May 31, 2004, these securities amounted to $4,575,410 which represents 2.1% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $4,296,208 which represents 2.0% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 The cost of investments for federal tax purposes amounts to $212,925,335.

Note: The categories of investments are shown as a percentage of net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
SAVRs	--Select Auction Variable Rates
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $212,925,335)		$214,480,456
Cash		12,605
Receivable for variation margin		30,312
Income receivable		2,678,473
Receivable for investments sold		65,000
Receivable for shares sold		277,446

TOTAL ASSETS		217,544,292

Liabilities:
Payable for shares redeemed	$1,419,937
Income distribution payable	115,983
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	9,399
Payable for distribution services fee (Note 5)	41,563
Payable for shareholder services fee (Note 5)	46,912
Accrued expenses	14,060

TOTAL LIABILITIES		1,647,854

Net assets for 22,052,096 shares outstanding		$215,896,438

Net Assets Consist of:
Paid in capital		$217,914,213
Net unrealized appreciation of investments and futures contracts		1,565,847
Accumulated net realized loss on investments and futures contracts		(3,609,413)
Undistributed net investment income		25,791

TOTAL NET ASSETS		$215,896,438

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($190,717,110 ÷ 19,480,261 shares outstanding)		$9.79

Offering price per share (100/99.00 of $9.79)[1]		$9.89

Redemption proceeds per share		$9.79

Class F Shares:
Net asset value per share ($25,179,328 ÷ 2,571,835 shares outstanding)		$9.79

Offering price per share		$9.79

Redemption proceeds per share (99.00/100 of $9.79)1		$9.69

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Interest			$3,677,381

Expenses:
Investment adviser fee (Note 5)		$474,926
Administrative personnel and services fee (Note 5)		94,866
Custodian fees		6,553
Transfer and dividend disbursing agent fees and expenses (Note 5)		40,514
Directors'/Trustees' fees		2,352
Auditing fees		7,768
Legal fees		3,462
Portfolio accounting fees (Note 5)		50,288
Distribution services fee--Class A Shares (Note 5)		264,317
Distribution services fee--Class F Shares (Note 5)		19,507
Shareholder services fee--Class A Shares (Note 5)		264,317
Shareholder services fee--Class F Shares (Note 5)		32,511
Share registration costs		25,598
Printing and postage		17,138
Insurance premiums		3,195
Taxes		9,529
Miscellaneous		876

TOTAL EXPENSES		1,317,717

Waivers (Note 5):
Waiver of investment adviser fee	$(151,779)
Waiver of administrative personnel and services fee	(4,393)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,164)
Waiver of distribution services fee--Class F Shares	(19,507)

TOTAL WAIVERS		(180,843)

Net expenses			1,136,874

Net investment income			2,540,507

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(169,545)
Net realized gain on futures contracts			57,155
Net change in unrealized appreciation of investments and futures contracts			(2,541,012)

Net realized and unrealized loss on investments and futures contracts			(2,653,402)

Change in net assets resulting from operations			$(112,895)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,540,507	$5,679,422
Net realized loss on investments and futures contracts	(112,390)	(11,542)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(2,541,012)	1,912,994

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(112,895)	7,580,874

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,242,545)	(5,234,488)
Class F Shares	(308,251)	(481,091)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,550,796)	(5,715,579)

Share Transactions:
Proceeds from sale of shares	55,924,052	208,730,715
Net asset value of shares issued to shareholders in payment of distributions declared	1,785,001	4,102,997
Cost of shares redeemed	(99,921,972)	(196,913,797)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,212,919)	15,919,915

Change in net assets	(44,876,610)	17,785,210

Net Assets:
Beginning of period	260,773,048	242,987,838

End of period (including undistributed net investment income of $25,791 and $36,080, respectively)	$215,896,438	$260,773,048

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A and Class F Shares. The investment objective of the Fund is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2004, the Fund had realized gains on futures contracts of $57,155.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2004, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contract To Deliver	Position	Unrealized Appreciation
September 2004	30 U.S. Treasury Notes 5yr Futures	Short	$ 1,678

September 2004	50 U.S. Treasury Notes 2yr Futures	Short	$ 9,408

NET UNREALIZED APPRECIATION			$10,726

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on the restricted illiquid security held at May 31, 2004 is as follows:

Security	Acquisition Date	Acquisition Cost
Energy America, NE, Gas Supply Revenue Bonds, (Series 1998B), 5.10% (Nebraska Public Gas Agency), 10/15/2005	5/18/1998	$286,903

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class	Number of Par Value Capital Stock Authorized
Class A	1,000,000,000

Class F	1,000,000,000

TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,330,568	$52,754,855	19,924,890	$197,549,833
Shares issued to shareholders in payment of distributions declared	167,168	1,651,573	387,875	3,844,790
Shares redeemed	(9,796,028)	(96,835,756)	(19,492,905)	(193,178,757)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,298,292)	$(42,429,328)	819,860	$8,215,866

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	319,870	$3,169,197	1,128,489	$11,180,882
Shares issued to shareholders in payment of distributions declared	13,505	133,428	26,049	258,207
Shares redeemed	(311,961)	(3,086,216)	(376,702)	(3,735,040)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	21,414	$216,409	777,836	$7,704,049

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,276,878)	$(42,212,919)	1,597,696	$15,919,915

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $212,925,335. The net unrealized appreciation of investments for federal tax purposes was $1,555,121. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,070,603 and net unrealized depreciation from investments for those securities having an excess of cost over value of $515,482.

At November 30, 2003, the Fund had a capital loss carryforward of $3,497,116, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$2,004,917

2008	$ 938,717

2009	$ 162,953

2010	$ 379,104

2011	$ 11,425

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $73 in sales charges from the sale of Class A Shares. FSC also retained $2,175 of contingent deferred sales charges relating to redemptions of Class F Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class A Shares and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $8,785, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended May 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $75,633,793 and $86,249,081,respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$34,928,241

Sales	$62,128,414

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON THE FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P304
Cusip 31417P403

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00278-01 (7/04)

Federated Investors
World-Class Investment Manager

Federated Strategic Income Fund

Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.

10TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.57	$7.57	$8.00	$8.10	$9.19	$9.79
Income From Investment Operations:
Net investment income	0.27	0.615	0.69 [1,2]	0.81	0.84	0.87
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)	1.015	(0.42)[1]	(0.12)	(1.12)	(0.65)

TOTAL FROM INVESTMENT OPERATIONS	0.07	1.630	0.27	0.69	(0.28)	0.22

Less Distributions:
Distributions from net investment income	(0.29)	(0.629)	(0.70)	(0.76)	(0.81)	(0.82)
Distributions from paid-in capital[3]	--	(0.001)	--	(0.03)	--	--

TOTAL DISTRIBUTIONS	(0.29)	(0.630)	(0.70)	(0.79)	(0.81)	(0.82)

Net Asset Value, End of Period	$8.35	$8.57	$7.57	$8.00	$8.10	$9.19

Total Return[4]	0.75%	22.29%	3.48%	8.77%	(3.37)%	2.30%

Ratios to Average Net Assets:

Expenses	1.26%[5]	1.27%	1.26%	1.23%	1.19%	1.16%

Net investment income	6.19%[5]	7.14%	8.83%[1]	9.93%	9.44%	8.93%

Expense waiver/reimbursement[6]	0.07%[5]	0.06%	0.07%	0.13%	0.19%	0.21%

Supplemental Data:

Net assets, end of period (000 omitted)	$286,183	$279,461	$167,387	$138,295	$127,397	$148,365

Portfolio turnover	13%	38%	50%	58%	60%	51%

1 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 9.31% to 8.83%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.57	$7.57	$8.00	$8.10	$9.19	$9.79
Income From Investment Operations:
Net investment income	0.23	0.562	0.63 [1,2]	0.76	0.77	0.80
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)	1.008	(0.42)[1]	(0.13)	(1.12)	(0.65)

TOTAL FROM INVESTMENT OPERATIONS	0.04	1.570	0.21	0.63	(0.35)	0.15

Less Distributions:
Distributions from net investment income	(0.26)	(0.569)	(0.64)	(0.71)	(0.74)	(0.75)
Distributions from paid-in capital[3]	--	(0.001)	--	(0.02)	--	--

TOTAL DISTRIBUTIONS	(0.26)	(0.570)	(0.64)	(0.73)	(0.74)	(0.75)

Net Asset Value, End of Period	$8.35	$8.57	$7.57	$8.00	$8.10	$9.19

Total Return[4]	0.37%	21.40%	2.70%	7.97%	(4.10)%	1.54%

Ratios to Average Net Assets:

Expenses	2.01%[5]	2.02%	2.01%	1.98%	1.94%	1.91%

Net investment income	5.45%[5]	6.42%	8.08%[1]	9.18%	8.70%	8.18%

Expense waiver/reimbursement[6]	0.07%[5]	0.06%	0.07%	0.13%	0.19%	0.21%

Supplemental Data:

Net assets, end of period (000 omitted)	$623,199	$669,571	$550,731	$592,565	$581,077	$733,507

Portfolio turnover	13%	38%	50%	58%	60%	51%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 8.55% to 8.08%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.57	$7.57	$8.00	$8.10	$9.19	$9.79
Income From Investment Operations:
Net investment income	0.23	0.550	0.63 [1,2]	0.76	0.77	0.80
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)	1.018	(0.42)[1]	(0.13)	(1.12)	(0.65)

TOTAL FROM INVESTMENT OPERATIONS	0.04	1.568	0.21	0.63	(0.35)	0.15

Less Distributions:
Distributions from net investment income	(0.26)	(0.567)	(0.64)	(0.71)	(0.74)	(0.75)
Distributions from paid-in capital[3]	--	(0.001)	--	(0.02)	--	--

TOTAL DISTRIBUTIONS	(0.26)	(0.568)	(0.64)	(0.73)	(0.74)	(0.75)

Net Asset Value, End of Period	$8.35	$8.57	$7.57	$8.00	$8.10	$9.19

Total Return[4]	0.38%	21.37%	2.70%	7.97%	(4.10)%	1.54%

Ratios to Average Net Assets:

Expenses	2.01%[5]	2.02%	2.01%	1.98%	1.94%	1.91%

Net investment income	5.45%[5]	6.42%	8.08%[1]	9.18%	8.66%	8.18%

Expense waiver/reimbursement[6]	0.07%[5]	0.06%	0.07%	0.13%	0.19%	0.21%

Supplemental Data:

Net assets, end of period (000 omitted)	$87,906	$87,344	$52,300	$52,146	$52,697	$70,531

Portfolio turnover	13%	38%	50%	58%	60%	51%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 8.56% to 8.08%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.55	$7.55	$7.99	$8.09	$9.18	$9.79
Income From Investment Operations:
Net investment income	0.27	0.613	0.69 [1,2]	0.82	0.84	0.87
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)	1.017	(0.43)[1]	(0.13)	(1.12)	(0.66)

TOTAL FROM INVESTMENT OPERATIONS	0.07	1.630	0.26	0.69	(0.28)	0.21

Less Distributions:
Distributions from net investment income	(0.29)	(0.629)	(0.70)	(0.76)	(0.81)	(0.82)
Distributions from paid-in capital[3]	--	(0.001)	--	(0.03)	--	--

TOTAL DISTRIBUTIONS	(0.29)	(0.630)	(0.70)	(0.79)	(0.81)	(0.82)

Net Asset Value, End of Period	$8.33	$8.55	$7.55	$7.99	$8.09	$9.18

Total Return[4]	0.75%	22.35%	3.36%	8.78%	(3.38)%	2.20%

Ratios to Average Net Assets:

Expenses	1.26%[5]	1.27%	1.26%	1.23%	1.19%	1.16%

Net investment income	6.21%[5]	7.17%	8.83%[1]	9.93%	9.42%	8.92%

Expense waiver/reimbursement[6]	0.57%[5]	0.56%	0.57%	0.63%	0.69%	0.71%

Supplemental Data:

Net assets, end of period (000 omitted)	$23,045	$23,423	$20,569	$24,885	$27,560	$34,034

Portfolio turnover	13%	38%	50%	58%	60%	51%

1 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 9.30% to 8.83%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--10.7%
		Basic Industry - Chemicals--0.2%
$1,450,000	[1]	Fertinitro Finance, Company Guarantee, 8.290%, 4/01/2020	$1,156,375
1,250,000	[1]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,327,588

		TOTAL	2,483,963

		Basic Industry - Metals & Mining--0.5%
1,000,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	1,102,970
1,000,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	1,002,890
3,000,000		Placer Dome, Inc., Bond, 8.500%, 12/31/2045	3,352,020

		TOTAL	5,457,880

		Basic Industry - Paper--0.5%
3,230,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	3,787,175
250,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	256,250
450,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	503,483
1,000,000		Weyerhaeuser Co., Note, 5.500%, 3/15/2005	1,024,670

		TOTAL	5,571,578

		Capital Goods - Diversified Manufacturing--0.8%
3,500,000	[1]	Hutchison Whampoa Ltd., 6.500%, 2/13/2013	3,446,905
3,990,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	4,194,727

		TOTAL	7,641,632

		Capital Goods - Environmental--0.3%
2,700,000		Waste Management, Inc., Deb., 8.750%, 5/01/2018	3,018,222

		Communications - Media & Cable--1.7%
2,535,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	2,938,040
1,187,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	1,302,127
2,500,000		CF Cable TV, Note, 9.125%, 7/15/2007	2,662,500
2,000,000		Comcast Corp., 5.300%, 1/15/2014	1,927,560
1,000,000	[2]	Comcast Corp., 7.050%, 3/15/2033	1,040,740
3,900,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	4,212,078
2,000,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,257,820
1,000,000		Lenfest Communications, Inc., Sr. Sub. Note, 10.500%, 6/15/2006	1,140,000

		TOTAL	17,480,865

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Communications - Media Noncable--0.4%
$880,000		News America Holdings, Company Guarantee, 8.000%, 10/17/2016	$1,032,970
1,000,000		News America Holdings, Note, 8.150%, 10/17/2036	1,199,650
2,000,000		Univision Communications, Inc., 7.850%, 7/15/2011	2,298,620

		TOTAL	4,531,240

		Communications - Telecom Wireless--0.4%
3,000,000		AT&T Wireless Services, Sr. Note, 7.350%, 3/01/2006	3,228,090
1,137,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	1,333,133

		TOTAL	4,561,223

		Communications - Telecom Wirelines--0.1%
1,000,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	1,063,050

		Consumer Cyclical - Automotive--0.6%
2,250,000		DaimlerChrysler N.A., 6.500%, 11/15/2013	2,279,295
1,850,000		General Motors Acceptance, 4.500%, 7/15/2006	1,880,654
1,000,000		General Motors Acceptance, 8.000%, 11/01/2031	1,010,650
775,000		General Motors Corp., Note, 9.450%, 11/01/2011	908,672

		TOTAL	6,079,271

		Consumer Cyclical - Entertainment--0.2%
1,250,000		AOL Time Warner, Inc., 5.625%, 5/01/2005	1,288,137
940,000		Time Warner, Inc., Deb., 8.110%, 8/15/2006	1,031,453

		TOTAL	2,319,590

		Consumer Cyclical - Retailers--0.2%
2,300,000		Shopko Stores, Sr. Note, 9.250%, 3/15/2022	2,196,500

		Consumer Non-Cyclical - Consumer Products--0.3%
3,000,000		Alberto-Culver Co., Unsecd. Note, 8.250%, 11/01/2005	3,230,220

		Consumer Non-Cyclical - Tobacco--0.1%
1,000,000	[2]	Altria Group, Inc., 5.625%, 11/04/2008	983,240

		Energy - Independent--0.2%
1,000,000	[1]	EOG Company of Canada, Company Guarantee, Series 144A, 7.000%, 12/01/2011	1,094,850
650,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	750,750

		TOTAL	1,845,600

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Energy - Integrated--0.4%
$1,500,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	$1,736,010
600,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	680,106
1,250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	1,329,087

		TOTAL	3,745,203

		Financial Institutions - Banking--0.9%
3,000,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/15/2005	3,138,150
2,173,543	[1]	Regional Diversified Funding, 9.250%, 3/15/2030	2,443,214
1,000,000	[1]	Swedbank, Sub., 7.500%, 11/29/2049	1,086,959
2,000,000		Washington Mutual Financial, Sr. Note, 8.250%, 6/15/2005	2,119,300

		TOTAL	8,787,623

		Financial Institutions - Brokerage--0.2%
2,300,000		Amvescap PLC, Sr. Note, 6.600%, 5/15/2005	2,388,987

		Financial Institutions - Finance Noncaptive--0.1%
500,000		Susa Partnership LP, 8.200%, 6/01/2017	619,995

		Financial Institutions - Insurance - Life--0.4%
550,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	671,803
750,000		Delphi Funding, 9.310%, 3/25/2027	581,535
2,000,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	2,083,080
500,000	[1]	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	511,340

		TOTAL	3,847,758

		Financial Institutions - Insurance -- Property & Casualty--0.5%
1,000,000	[1,2]	Liberty Mutual Ins Co, Sub. Note, 8.200%, 5/04/2007	1,120,920
2,800,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	2,768,248
500,000	[1]	USF&G Cap, 8.312%, 7/1/2046	557,320
500,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	548,695

		TOTAL	4,995,183

		Financial Institutions -- REITs--0.5%
2,700,000		EOP Operating LP, 8.375%, 3/15/2006	2,946,051
2,000,000		Rouse Co., 5.375%, 11/26/2013	1,942,120

		TOTAL	4,888,171

		Foreign - Local - Government--0.3%
2,300,000		Hydro Quebec, Sr. Deb., 6.300%, 5/11/2011	2,527,815

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Technology--0.4%
$2,000,000		International Business Machines Corp., Deb., 8.375%, 11/01/2019	$2,505,860
1,650,000		Unisys Corp., 8.125%, 6/01/2006	1,769,625

		TOTAL	4,275,485

		Transportation - Services--0.1%
875,000		Hertz Corp., 4.700%, 10/02/2006	879,489

		Utility - Electric--0.4%
1,749,038		Homer City Funding, Sr. Secd. Note, 8.734%, 10/01/2026	1,862,725
550,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	571,521
500,000	[1]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.750%, 3/01/2009	551,485
1,000,000	[1]	Tenaga Nasional, Deb., 7.500%, 1/15/2096	907,760

		TOTAL	3,893,491

		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $104,734,276)	109,313,274

		INTERNATIONAL BONDS--24.2%
		AUSTRALIAN DOLLAR--0.2%
		Sovereign--0.2%
2,000,000		Australia, Government of, Series 808, 8.750%, 8/15/2008	1,599,710

		State/Provincial--0.0%
550,000		Victoria, State of, Local Gov't. Guarantee, 10.250%, 11/15/2006	435,007

		TOTAL AUSTRALIAN DOLLAR	2,034,717

		BRITISH POUND--0.5%
		Sovereign--0.5%
2,500,000		United Kingdom, Government of, Bond, 5.750%, 12/07/2009	4,717,068

		CANADIAN DOLLAR--0.8%
		Forest Products--0.3%
3,750,000		Avenor Inc., Deb., 10.850%, 11/30/2014	3,235,327

		Sovereign--0.5%
6,200,000		Canada, Government of, 5.250%, 6/01/2012	4,736,606

		TOTAL CANADIAN DOLLAR	7,971,933

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		EURO--4.5%
		Sovereign--3.9%
$1,000,000		Austria, Government of, Bond, 6.250%, 7/15/2027	$1,435,071
2,250,000		Austria, Government of, Bond, Series 97-5, 5.625%, 7/15/2007	2,947,284
2,800,000		Colombia, Government of, Unsub., Series EMTN, 11.375%, 1/31/2008	3,802,967
5,000,000		Germany, Government of, 4.500%, 7/04/2009	6,371,784
5,500,000		Germany, Government of, 5.250%, 1/04/2008	7,184,287
2,000,000		Germany, Government of, Bond, 3.750%, 1/04/2009	2,475,921
3,476,784		Germany, Government of, Deb., 6.250%, 1/04/2024	4,988,212
4,000,000		Germany, Government of, Series 0303, 4.250%, 1/04/2014	4,876,607
1,247,895		Netherlands, Government of, Bond, Series 1&2, 8.500%, 6/01/2006	1,693,446
680,670		Netherlands, Government of, Bond, Series 1&2A, 8.250%, 2/15/2007	943,883
2,184,039		Ukraine, Government of, Sr. Note, Series REGS, 10.000%, 3/15/2007	2,876,873

		TOTAL	39,596,335

		Telecommunications & Cellular--0.6%
4,300,000		Eircom Funding, 8.250%, 8/15/2013	5,439,295
778,489		Jazztel PLC, 12.000%, 10/30/2012	751,138

		TOTAL	6,190,433

		TOTAL EURO	45,786,768

		JAPANESE YEN--1.5%
		Banking--0.5%
500,000,000		KFW International Finance, 1.750%, 3/23/2010	4,775,138

		Financial Intermediaries--0.2%
260,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	2,481,540

		Sovereign--0.8%
500,000,000		Interamer Development Bank, 1.900%, 7/08/2009	4,816,393
350,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	3,344,501

		TOTAL	8,160,894

		TOTAL JAPANESE YEN	15,417,572

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		MEXICAN PESO--0.2%
		Sovereign--0.2%
$34,189,400		Mexico Fixed Rate Bonds, Bond, Series MI10, 8.000%, 12/19/2013	$2,609,073

		SWEDISH KRONA--0.3%
		Sovereign--0.3%
10,500,000		Sweden, Government of, Bond, 8.000%, 8/15/2007	1,600,710
7,500,000		Sweden, Government of, Deb., Series 1038, 6.500%, 10/25/2006	1,080,723

		TOTAL SWEDISH KRONA	2,681,433

		TURKISH LIRA--0.5%
		Sovereign--0.5%
5,260,000,000,000	[3]	Turkey, Government Bond, 0.000%, 8/24/2005	2,559,762
3,600,000,000,000		Turkey, Government of, 25.000%, 11/16/2005	2,325,674

		TOTAL TURKISH LIRA	4,885,436

		U.S. DOLLAR--15.7%
		Brewing--0.4%
4,150,000		Bavaria, Series 144A, 8.875%, 11/01/2010	4,201,875

		Cable & Wireless Television--0.7%
2,112,000		Innova S De R.L., Sr. Note, 12.875%, 4/01/2007	2,122,560
1,960,000	[2]	Innova S De R.L., 9.375%, 9/19/2013	2,033,500
8,000,000		Satelites Mexicanos SA, Sr. Note, Series B, 10.125%, 11/01/2004	3,000,000

		TOTAL	7,156,060

		Container & Glass Products--0.4%
700,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	696,500
4,000,000		Vitro SA, Note, Series 144A, 11.750%, 11/01/2013	3,660,000

		TOTAL	4,356,500

		Oil & Gas--2.3%
7,200,000		Bluewater Finance Ltd., Company Guarantee, 10.250%, 2/15/2012	7,434,000
4,200,000	[1]	Companhia Petrolifera Marlim, 12.250%, Series 144A, 9/26/2008	4,725,000
2,500,000		Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	2,468,750
2,360,000		Gazprom, Note, Series 144A, 9.625%, 3/01/2013	2,432,924
3,000,000		Petronas Capital Ltd., 7.875%, Series REGS, 5/22/2022	3,301,800
3,030,000	[1]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.220%, 4/01/2017	2,560,350

		TOTAL	22,922,824

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Paper Products--0.6%
$11,500,000		Corp Durango SA De CV, Sr. Note, Series 144A, 13.750%, 7/15/2009	$6,123,750

		Rail Industry--0.1%
1,350,000		Transportacion Ferroviaria Mexicana SA DE CV, Company Guarantee, 11.750%, 6/15/2009	1,316,250

		Sovereign--9.5%
5,863,850		Brazil, Gov. Brady, C Bond, 8.000%, 4/15/2014	5,222,345
2,500,000		Brazil, Government of, 14.500%, 10/15/2009	2,843,750
4,475,000		Brazil, Government of, Bond, 11.500%, 3/12/2008	4,676,375
3,990,000		Brazil, Government of, Note, 11.000%, 1/11/2012	3,900,225
3,600,000		Brazil, Government of, Note, 12.000%, 4/15/2010	3,744,000
1,000,000	[1]	Bulgaria, Government of, Bond, Series 144A, 8.250%, 1/15/2015	1,125,000
1,200,000		Colombia, Government of, 10.000%, 1/23/2012	1,209,000
2,200,000		Colombia, Republic of, Bond, 8.125%, 5/21/2024	1,705,000
1,700,000		El Salvador, Government, Bond, Series REGS, 8.250%, 4/10/2032	1,572,500
1,000,000	[1]	El Salvador, Government of, Bond, Series 144A, 7.750%, 1/24/2023	1,043,750
700,000		Mexico, Government of, Bond, 11.500%, 5/15/2026	977,375
5,550,000		Mexico, Government of, Bond, 8.000%, 9/24/2022	5,806,688
2,400,000		Mexico, Government of, Note, 8.125%, 12/30/2019	2,583,000
4,400,000		Peru, Government of, Note, 9.875%, 2/06/2015	4,466,000
1,200,000		Philippines, Government, 9.875%, 1/15/2019	1,194,360
1,000,000		Philippines, Government, Note, 8.250%, 1/15/2014	948,000
1,328,000		Philippines, Government, Note, 8.375%, 2/15/2011	1,314,720
3,600,000		Philippines, Government of, 9.375%, 1/18/2017	3,663,720
10,600,000		Russia, Government of, Series REGS, 8.250%, 3/31/2010	11,464,430
5,550,000		Russia, Government of, Unsub., Series REGS, 12.750%, 6/24/2028	8,080,800
12,450,000	[1]	Russia, Government of, Unsub., Series REGS, 5.000%, 3/31/2030	11,335,102
3,650,000		Turkey, Government of, 11.000%, 1/14/2013	3,932,875
3,100,000		Turkey, Government of, 9.500%, 1/15/2014	3,100,000
825,000		Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009	930,187
6,470,000	[2]	Venezuela, Government of, 10.750%, 9/19/2013	6,292,075
3,720,000		Venezuela, Government of, Bond, 9.250%, 9/15/2027	3,152,700

		TOTAL	96,283,977

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Steel--0.3%
$3,700,000	[1]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.750%, 12/16/2013	$3,098,750

		Telecommunications & Cellular--1.2%
2,000,000		Mobile Telesystems, 8.375%, Series 144A, 10/14/2010	1,892,800
6,500,000	[2]	Partner Communications, Sr. Sub. Note, 13.000%, 8/15/2010	7,588,750
2,750,000		Philippine Long Distance, Sr. Unsub., 11.375%, 5/15/2012	2,983,750

		TOTAL	12,465,300

		Utilities--0.2%
2,200,000		CIA Saneamento Basico, Note, Series 144A, 12.000%, 6/20/2008	2,172,500

		TOTAL U.S. DOLLAR	160,097,786

		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $247,679,465)	246,201,786

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Non-Agency Mortgage--0.0%
68,926	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A 4, 3.5942%, 1/28/2025 (IDENTIFIED COST $62,995)	52,836

		ASSET-BACKED SECURITIES--0.2%
		Home Equity Loan--0.1%
675,184	[1]	125 Home Loan Owner Trust 1998-1A B1, 9.260%, 2/15/2029	684,994
251,533		New Century Home Equity Loan Trust 1997-NC5 M2, 7.240%, 10/25/2028	258,415

		TOTAL	943,409

		Manufactured Housing--0.1%
2,000,000		Green Tree Financial Corp. 1993-4 B2, 8.550%, 01/15/2019	1,434,680

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,943,276)	2,378,089

		COMMON STOCKS--0.6%
		Financial Institutions - Insurance - Life--0.0%
790	[4]	Conseco, Inc.	14,963

		Telecommunications & Cellular--0.6%
4,026,252	[4]	Jazztel PLC	1,376,890
4,452,094	[4]	Netia Holdings SA	4,982,987

		TOTAL	6,359,877

		TOTAL COMMON STOCKS (IDENTIFIED COST $12,967,985)	6,374,840

Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES--0.0%
		Government National Mortgage Association--0.0%
$178,311		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $200,377)	$200,935

		U.S. TREASURY OBLIGATIONS--5.5%
		U.S. Treasury Bonds--5.5%
8,600,000	[2]	United States Treasury Bond, 10.750%, 8/15/2005	9,493,626
14,890,000	[2]	United States Treasury Bond, 11.625%, 11/15/2004	15,579,258
15,000,000	[2]	United States Treasury Bond, 12.000%, 5/15/2005	16,444,950
1,025,000	[2]	United States Treasury Bond, 12.750%, 11/15/2010	1,177,950
13,230,000	[2]	United States Treasury Bond, 13.750%, 8/15/2004	13,571,599

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $65,267,517)	56,267,383

		MUNICIPALS--0.2%
		Municipal Services--0.1%
750,000		Atlanta & Fulton County, GA Recreation Authority, (Downtown Arena Project), Taxable Revenue Bonds, Series 1997, 7.000%, 12/01/2028	814,252
250,000		McKeesport, PA, Taxable G.O. Series B 1997, 7.300%, 03/01/2020	262,125

		TOTAL	1,076,377

		Real Estate--0.1%
805,000		North Central, TX Housing Finance Corp., (Tiffany Square Apartments), Housing Revenue Bonds (Series 1999-B), 9.100%, 12/01/2014	885,331

		TOTAL MUNICIPALS (IDENTIFIED COST $1,797,355)	1,961,708

		MUTUAL FUNDS--62.8%[5]
4,076,100		Emerging Markets Fixed Income Core Fund	57,252,585
7,122,602		Federated Mortgage Core Portfolio	71,083,564
65,718,553		High Yield Bond Portfolio	444,257,420
3,417,013		Prime Value Obligations Fund, IS Shares	3,417,013
64,476,603		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	64,476,603

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $760,852,089)	640,487,185

		PREFERRED STOCKS--0.3%
		Financial Institutions - Brokerage--0.2%
40,000		Lehman Brothers Holdings, Pfd. 5.67%, Annual Dividend	1,898,752

		Financial Institutions - REITs--0.1%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock, Series C, 8.54%, Annual Dividend	582,863

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,408)	2,481,615

Shares			Value in U.S. Dollars
		WARRANTS--0.0%[3]
		Financial Institutions - Insurance - Life--0.0%
3,160		Conseco, Inc.	$19,402

		Sovereign--0.0%
250		Nigeria, Government of, Warrants 11/15/2020	0

		TOTAL WARRANTS (IDENTIFIED COST $484,494)	19,402

		TOTAL INVESTMENTS--104.5% (IDENTIFIED COST $1,199,136,237)[6]	1,065,739,053

		OTHER ASSETS AND LIABILITIES -- NET--(4.5)%	(45,407,410)

		TOTAL NET ASSETS--100%	1,020,331,643

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2004, these securities amounted to $44,253,347 which represents 4.3% of total net assets.

2 Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.

3 Denotes a zero coupon bond with effective rate at time of purchase.

4 Non-income producing security.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $1,199,136,237.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronym is used throughout this portfolio:

REIT(s)	--Real Estate Investment Trust(s)

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value, including $640,487,185 of investments in affiliated issuers (Note 5) and $62,064,083 of securities loaned (identified cost $1,199,136,237)		$1,065,739,053
Cash		55,888
Cash denominated in foreign currency (identified cost $1,643,595)		1,620,612
Income receivable		8,877,029
Receivable for investments sold		12,367,351
Receivable for shares sold		2,668,019

TOTAL ASSETS		1,091,327,952

Liabilities:
Payable for investments purchased	$3,320,903
Payable for shares redeemed	2,488,416
Payable for collateral due to broker	64,476,603
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	7,182
Payable for distribution services fee (Note 5)	455,435
Payable for shareholder services fee (Note 5)	219,855
Accrued expenses	27,915

TOTAL LIABILITIES		70,996,309

Net assets for 122,171,725 shares outstanding		$1,020,331,643

Net Assets Consist of:
Paid-in capital		$1,200,321,282
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(133,421,956)
Accumulated net realized loss on investments and foreign currency transactions		(35,860,780)
Distributions in excess of net investment income		(10,706,903)

TOTAL NET ASSETS		$1,020,331,643

Statement of Assets and Liabilities--continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($286,182,603 ÷ 34,256,955 shares outstanding)	$8.35

Offering price per share (100/95.50 of $8.35)[1]	$8.74

Redemption proceeds per share	$8.35

Class B Shares:
Net asset value per share ($623,198,632 ÷ 74,625,379 shares outstanding)	$8.35

Offering price per share	$8.35

Redemption proceeds per share (94.50/100 of $8.35)[1]	$7.89

Class C Shares:
Net asset value per share ($87,905,643 ÷ 10,523,710 shares outstanding)	$8.35

Offering price per share (100/99.00 of $8.35)[1]	$8.43

Redemption Proceeds Per Share (99.00/100 of $8.35)[1]	$8.27

Class F Shares:
Net asset value per share ($23,044,765 ÷ 2,765,681 shares outstanding)	$8.33

Offering price per share (100/99.00 of $8.33)[1]	$8.41

Redemption proceeds per share (99.00/100 of $8.33)[1]	$8.25

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $21,879,300 received from affiliated issuers) (Note 5)		$21,957,137
Interest (net of foreign taxes withheld of $19,854 and including income on securities loaned of $7,609)		15,468,656
Income allocated from partnership (Note 5)		3,132,012

TOTAL INCOME		40,557,805

Expenses:
Investment adviser fee (Note 5)	$4,618,855
Administrative personnel and services fee (Note 5)	434,172
Custodian fees	61,416
Transfer and dividend disbursing agent fees and expenses (Note 5)	505,857
Directors'/Trustees' fees	4,669
Auditing fees	10,477
Legal fees	1,379
Portfolio accounting fees (Note 5)	83,889
Distribution services fee--Class B Shares (Note 5)	2,494,273
Distribution services fee--Class C Shares (Note 5)	344,003
Distribution services fee--Class F Shares (Note 5)	58,705
Shareholder services fee--Class A Shares (Note 5)	383,042
Shareholder services fee--Class B Shares (Note 5)	831,424
Shareholder services fee--Class C Shares (Note 5)	114,668
Shareholder services fee--Class F Shares (Note 5)	29,352
Share registration costs	49,383
Printing and postage	45,514
Insurance premiums	7,819
Taxes	42,432
Miscellaneous	4,050

EXPENSES BEFORE ALLOCATION	10,125,388

Expenses allocated from partnership (Note 5)	19,961

TOTAL EXPENSES	10,145,349

Statement of Operations--continued

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(324,283)
Waiver of administrative personnel and services fee	(20,106)
Waiver of transfer and dividend disbursing agent fees and expenses	(10,620)
Waiver of distribution services fee--Class F Shares	(58,705)

TOTAL WAIVERS AND REIMBURSEMENT		$(413,714)

Net expenses			$9,731,635

Net investment income			30,826,170

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $10,365,283 on sales of investments in affiliated issuers (Note 5))			22,642,416
Net realized gain allocated from partnership			2,466,612
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(50,930,169)

Net realized and unrealized loss on investments and foreign currency transactions			(25,821,141)

Change in net assets resulting from operations			$5,005,029

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,826,170	$61,547,192
Net realized gain (loss) on investments and foreign currency transactions	25,109,028	(535,055)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(50,930,169)	116,683,603

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,005,029	177,695,740

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,221,448)	(16,917,274)
Class B Shares	(19,725,948)	(43,037,611)
Class C Shares	(2,739,174)	(4,576,687)
Class F Shares	(789,079)	(1,726,467)
Distributions from paid in capital
Class A Shares	--	(39,883)
Class B Shares	--	(111,564)
Class C Shares	--	(11,993)
Class F Shares	--	(4,046)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(33,475,649)	(66,425,525)

Share Transactions:
Proceeds from sale of shares	154,536,206	404,385,316
Net asset value of shares issued to shareholders in payment of distributions declared	20,078,982	36,064,824
Cost of shares redeemed	(185,611,724)	(282,908,263)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,996,536)	157,541,877

Change in net assets	(39,467,156)	268,812,092

Net Assets:
Beginning of period	1,059,798,799	790,986,707

End of period (including distributions in excess of net investment income of $(10,706,903) and $(8,057,424), respectively)	$1,020,331,643	$1,059,798,799

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust (Core Trust) which is independently managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower-rated, fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio is available upon request.

The Fund may also invest in Federated Core Trust II (the "Core Trust II"), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from EMCORE. Additional information regarding EMCORE is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$62,064,083	$64,476,603

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

For the six months ended May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class B Shares	2,000,000,000
Class C Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	5,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,616,704	$92,077,568	25,082,943	$206,563,424
Shares issued to shareholders in payment of distributions declared	899,430	7,764,848	1,505,093	12,314,593
Shares redeemed	(9,868,116)	(83,779,305)	(16,083,750)	(133,277,236)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,648,018	$16,063,111	10,504,286	$85,600,781

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,486,638	$38,852,686	18,095,486	$148,379,731
Shares issued to shareholders in payment of distributions declared	1,187,545	10,249,534	2,490,039	20,311,529
Shares redeemed	(9,216,030)	(79,484,025)	(15,172,597)	(124,284,202)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,541,847)	$(30,381,805)	5,412,928	$44,407,058

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,546,781	$22,136,147	5,546,911	$45,978,808
Shares issued to shareholders in payment of distributions declared	198,798	1,716,065	334,969	2,740,505
Shares redeemed	(2,414,126)	(20,741,178)	(2,596,190)	(21,300,728)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	331,453	$3,111,034	3,285,690	$27,418,585

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	171,461	$1,469,805	422,383	$3,463,353
Shares issued to shareholders in payment of distributions declared	40,492	348,535	85,861	698,197
Shares redeemed	(186,296)	(1,607,216)	(492,579)	(4,046,097)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	25,657	$211,124	15,665	$115,453

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,536,719)	$(10,996,536)	19,218,569	$157,541,877

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $1,199,136,237. The net unrealized depreciation of investments for federal tax purposes was $133,397,184. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $29,208,712 and net unrealized depreciation from investments for those securities having an excess of cost over value of $162,605,896.

At November 30, 2003, the Fund had a capital loss carryforward of $43,040,031 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 14,711,858

2008	$ 7,257,665

2009	$ 15,741,297

2010	$ 5,329,211

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

High Yield Bond Portfolio	$20,073,493

Emerging Markets Fixed Income Core Fund	$3,132,012

Federated Mortgage Core Portfolio	$1,771,364

Prime Value Obligations Fund	$34,443

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (Agreement), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $140,273 in sales charges from the sale of Class A Shares. FSC also retained $326 of contingent deferred sales charges relating to redemptions of Class A Shares and $2,240 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $13,925, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$140,570,714

Sales	$175,742,681

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Strategic Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00324-01 (7/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004